Note 7 - Income Taxes (FY) (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 09, 2015	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense (Benefit), Total			$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%	21.00%
Stock Issued During Period, Shares, New Issues (in shares)		1,515,878
Open Tax Year					2017 2018 2019
Investor [Member]
Stock Issued During Period, Shares, New Issues (in shares)	6,459,948
Investor Ownership Percentage of Company	60.20%
Domestic Tax Authority [Member]
Operating Loss Carryforwards, Total			148,000,000
Tax Credit Carryforward, Amount			4,300,000
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards, Total					$ 148,000,000
Operating Loss Carryforwards, Subject to Expiration					139,700,000
Operating Loss Carryforwards, Not Subject to Expiration					8,300,000
Tax Credit Carryforward, Amount					4,300,000
Operating Loss Carryforwards Value of Limitations on Use					124,800,000
Tax Credit Carryforward Value of Limitations on Use					3,650,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards, Total			93,800,000		93,800,000
Tax Credit Carryforward, Amount			$ 300,000		300,000
Operating Loss Carryforwards Value of Limitations on Use					73,400,000
Tax Credit Carryforward Value of Limitations on Use					$ 324,000